Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 362	$ 289	$ 351	$ 272
Provision for credit losses
Originations	11	11	22	20
Maturities	(19)	(10)	(43)	(21)
Changes in risk, parameters and exposures	7	87	63	135
Write-offs	(31)	(31)	(65)	(60)
Recoveries	6	3	13	8
Exchange rate and other	(7)	(6)	(12)	(11)
Balance at end of period	329	343	329	343
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	101	80	95	80
Provision for credit losses
Transfers to stage 1	20	10	35	23
Transfers to stage 2	(8)	(7)	(13)	(11)
Transfers to stage 3	(1)	(1)	(1)	(1)
Originations	11	11	22	20
Maturities	(8)	(4)	(13)	(10)
Changes in risk, parameters and exposures	(18)	7	(30)	(6)
Exchange rate and other	0	2	2	3
Balance at end of period	97	98	97	98
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	113	87	117	86
Provision for credit losses
Transfers to stage 1	(20)	(10)	(35)	(23)
Transfers to stage 2	8	7	13	11
Transfers to stage 3	(6)	(3)	(11)	(6)
Maturities	(11)	(6)	(30)	(11)
Changes in risk, parameters and exposures	31	39	60	57
Exchange rate and other	1		2
Balance at end of period	116	114	116	114
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	148	122	139	106
Provision for credit losses
Transfers to stage 3	7	4	12	7
Changes in risk, parameters and exposures	(6)	41	33	84
Write-offs	(31)	(31)	(65)	(60)
Recoveries	6	3	13	8
Exchange rate and other	(8)	(8)	(16)	(14)
Balance at end of period	$ 116	$ 131	$ 116	$ 131